Debt securities issued - Summary of debt securities issued (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt securities issued [Line Items]
Debt securities issued, gross	₩ 92,991,422	₩ 93,765,854
In Korean won
Debt securities issued [Line Items]
Debt securities issued, gross	74,937,216	75,106,885
In foreign currency
Debt securities issued [Line Items]
Debt securities issued, gross	₩ 18,054,206	₩ 18,658,969
Debt securities issued | In Korean won
Debt securities issued [Line Items]
Maximum interest rate	9.50%	9.50%
Minimum interest rate	1.43%	1.00%
Debt securities issued, gross	₩ 72,212,922	₩ 72,561,043
Debt securities issued | In foreign currency
Debt securities issued [Line Items]
Maximum interest rate	5.40%	6.60%
Minimum interest rate	0.98%	0.98%
Debt securities issued, gross	₩ 14,012,181	₩ 13,979,805
Subordinated debt securities issued | In Korean won
Debt securities issued [Line Items]
Maximum interest rate	5.20%	5.20%
Minimum interest rate	2.20%	2.20%
Debt securities issued, gross	₩ 3,014,773	₩ 2,820,105
Subordinated debt securities issued | In foreign currency
Debt securities issued [Line Items]
Maximum interest rate	5.75%	5.75%
Minimum interest rate	3.75%	3.34%
Debt securities issued, gross	₩ 4,186,893	₩ 4,995,972
Gain on fair value hedges | In Korean won
Debt securities issued [Line Items]
Gain on fair value hedges	(195,980)	(188,774)
Gain on fair value hedges | In foreign currency
Debt securities issued [Line Items]
Gain on fair value hedges	(87,714)	(250,628)
Discount on debt securities issued | In Korean won
Debt securities issued [Line Items]
Discount on debt securities issued	(94,499)	(85,489)
Discount on debt securities issued | In foreign currency
Debt securities issued [Line Items]
Discount on debt securities issued	₩ (57,154)	₩ (66,180)